Supplement Dated September 5, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 13, 2018, for the JNL/PIMCO Investment Grade Corporate Bond Fund, please delete all references to Josh Anderson.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Conservative Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Moderate Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/T. Rowe Price Capital Appreciation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on the Fund's assets exceeding $1 billion and up to $2 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

In the section entitled, "Additional Information About the Funds" for the JNL Conservative Allocation Fund, the JNL Moderate Allocation Fund and the JNL Institutional Alt 100 Fund under "Principal Investment Strategies," please delete the Underlying Funds table in the entirety and replace with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income

Jackson Variable Series Trust	Jackson Variable Series Trust
JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine® Total Return Fund
JNL/Epoch Global Shareholder Yield Fund	JNL/PIMCO Investment Grade Corporate Bond Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
JNL/The Boston Company Equity Income Fund	JNL/Crescent High Income Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL Series Trust	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Multi-Manager Mid Cap Fund	JNL/Goldman Sachs Core Plus Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Mellon Capital Bond Index Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Franklin Templeton Global Fund	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Income Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/PPM America Total Return Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Scout Unconstrained Bond Fund
JNL/Invesco Diversified Dividend Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/WMC Government Money Market Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Loomis Sayles Global Growth Fund	JNL Investors Series Trust
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/PPM America Low Duration Bond Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	International Fixed-Income
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Capital Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/MFS Mid Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	International
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	Jackson Variable Series Trust
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/Lazard International Strategic Equity Fund
JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund
JNL/WMC Balanced Fund
JNL/WMC Value Fund	JNL Series Trust
JNL/S&P Competitive Advantage Fund	JNL Multi-Manager International Small Cap Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Causeway International Value Select Fund
JNL/S&P Intrinsic Value Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/S&P Total Yield Fund	JNL/GQG Emerging Markets Equity Fund
JNL/Invesco China-India Fund
JNL Variable Fund LLC	JNL/Invesco International Growth Fund
JNL/Mellon Capital DowSM Index Fund	JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Oppenheimer Emerging Markets Innovator Fund
Tactical Management

Risk Management	International (continued)

JNL Series Trust	JNL Series Trust
JNL/AB Dynamic Asset Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/FPA + DoubleLine® Flexible Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Consumer Staples Sector Fund	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/Mellon Capital Industrials Sector Fund	JNL/Morningstar Wide Moat Index Fund
JNL/Mellon Capital Materials Sector Fund	JNL/S&P International 5 Fund
JNL/Mellon Capital Real Estate Sector Fund	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Utilities Sector Fund
JNL Variable Fund LLC
JNL Variable Fund LLC	JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	Alternative Assets
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	Jackson Variable Series Trust
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
JNL/VanEck International Gold Fund
Alternative Strategies
JNL Series Trust
Jackson Variable Series Trust	JNL/BlackRock Global Natural Resources Fund
JNL/AQR Risk Parity Fund	JNL/First State Global Infrastructure Fund
JNL/BlackRock Global Long Short Credit Fund	JNL/Invesco Global Real Estate Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PPM America Long Short Credit Fund

JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

In the section, "Management of the Trust," under "Management Fee," the please delete the table rows for the JNL Conservative Allocation Fund, the JNL Moderate Allocation Fund, and the JNL/T. Rowe Price Capital Appreciation Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of Each Fund)	Aggregate Annual Fee Paid to Adviser for the Fiscal Year Ended December 31, 2017 (Annual Rate Based on Average Net Assets of Each Fund)
JNL Conservative Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.15%[4] 0.10%[4] 0.095%[4] 0.09%[4]	0.15%
JNL Moderate Allocation Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.15%[4] 0.10%[4] 0.0954[4] 0.09%[4]	0.15%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million $500 million to $2 billion $2 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.575%[3,5] 0.550%[3,5] 0.530%[3,5] 0.520%[3,5] 0.510%[3,5]	0.64%
3 JNAM has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of the sub-adviser attributable to the Fund's investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, unless the Board of Trustees approves a change in or elimination of the waiver.
4 Effective September 1, 2018, JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.
5 Effective September 1, 2018, JNAM will voluntarily waive .02% of management fees on the Fund's assets exceeding $1 billion and up to $2 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

This supplement is dated September 5, 2018.

Supplement Dated September 5, 2018
To The Statement of Additional Information
 Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 13, 2018, for the JNL/PIMCO Investment Grade Corporate Bond Fund, please delete all references to Josh Anderson.

Effective August 20, 2018, on page 82, in the section entitled, "Trustees and Officers of the Trust," please add the following row to the Officer's table:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Richard J. Gorman (53) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)
Principal Occupation(s) During Past 5 Years:
Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of an investment company advised by Harris Associates L.P. (6/2006 to 1/2018)

Effective August 20, 2018, on page 83, in the section entitled, "Trustees and Officers of the Trust," please delete the table row for Joseph B. O'Boyle in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Joseph B. O'Boyle (56) 1 Corporate Way Lansing, MI 48951
Vice President
(8/2018 to present and 1/2018 to 5/2018)
Acting Chief Compliance Officer
(5/2018 to 8/2018)
Acting Anti-Money Laundering Officer
(5/2018 to 8/2018)
Chief Compliance Officer
(5/2012 to 1/2018)

Anti-Money Laundering Officer
(12/2015 to 1/2018)

Principal Occupation(s) During Past 5 Years:
Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (8/2018 to present and 1/2018 to 5/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to present and 5/2018 to 8/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

On page 156, in the section entitled, "X. Purchases, Redemptions and Pricing of Shares," please delete the fourth paragraph in the entirety and replace with the following:

The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding.  In determining NAV, securities listed on the national securities exchanges, the Nasdaq National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded on the OTC market are valued at their closing bid prices.  The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation.  A Fund may determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days are valued on the amortized cost basis.  To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

This supplement is dated September 5, 2018.